Discontinued Operations Sold - Schedule of Sale of the Poland and Netherlands Assets (Details) - USD ($) $ in Thousands	Feb. 21, 2024	Jan. 19, 2024	Dec. 31, 2023	Dec. 31, 2022
Poland [Member]
Assets:
Cash & cash equivalents		$ 630	$ 630	$ 431
Other current assets		442	443	1,105
Property, plant, and equipment, net		63,107	63,107	69,656
Operating leases, non-current - assets		5,923	5,923	5,378
Total assets held for sale		70,102	70,103	76,570
Liabilities:
Accounts payable		2,933	2,935	1,760
Operating leases, current – liabilities		281	281	233
Other current liabilities		25	1,549	1,157
Operating leases, non-current - liabilities		5,798	5,798	4,995
Other non-current liabilities		985	985	824
Total liabilities to be disposed of		10,022	11,548	8,969
Net assets held for sale		$ 60,080	58,555	67,601
Netherlands [Member]
Assets:
Cash & cash equivalents	$ 75		155	13
Accounts receivable, net			99	487
Other current assets	178		58	82
Property, plant, and equipment, net	7,669		7,845	7,984
Operating leases, non-current - assets	1,441		1,469	1,438
Other non-current assets	1,192		1,214	1,176
Total assets held for sale	10,555		10,840	11,180
Liabilities:
Accounts payable	945		925	23
Operating leases, current – liabilities	55		55	52
Other current liabilities	95		430	235
Operating leases, non-current - liabilities	1,273		1,301	1,312
Total liabilities to be disposed of	2,368		2,711	1,622
Net assets held for sale	$ 8,187		$ 8,129	$ 9,558